DEBT - High Yield Bonds Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 NOK (kr)
Debt Instrument [Line Items]
Total debt	$ 1,371,034,000	$ 1,374,710,000
High-Yield Bonds
Debt Instrument [Line Items]
Line of credit facility, interest rate description	three months NIBOR plus a margin of 5.20%
Fixed interest rate	6.485%
Total debt	$ 0	$ 150,452,000
Norway, Krone | High-Yield Bonds
Debt Instrument [Line Items]
Face amount of debt instrument | kr				kr 1,300,000,000
United States of America, Dollars | High-Yield Bonds
Debt Instrument [Line Items]
Face amount of debt instrument			$ 227,000,000
NIBOR | High-Yield Bonds
Debt Instrument [Line Items]
Margin on NIBOR	5.20%